Operating Leases (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units	4		4		4
Operating Lease, Expense	$ 0.3	$ 0.3	$ 1.0	$ 0.8	$ 1.1	$ 0.8
Operating Lease, Weighted Average Remaining Lease Term	3 years 10 months 24 days		3 years 10 months 24 days		4 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	11.10%		11.10%		11.00%
Europe [Member]
Operating Leases (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units	1		1		1